Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Watsco, Inc. and its subsidiaries (collectively, “Watsco,” which may be referred to as “we”, “us” or “our”) was incorporated in Florida in 1956 and is the largest distributor of air conditioning, heating and refrigeration equipment and related parts and supplies (“HVAC/R”) in the HVAC/R distribution industry. At December 31, 2013, we operated from 569 locations in 38 U.S. states, Canada, Mexico and Puerto Rico with additional market coverage on an export basis to Latin America and the Caribbean.

Basis of Consolidation

The consolidated financial statements include the accounts of Watsco and all of its wholly owned subsidiaries and include the accounts of three joint ventures with Carrier Corporation (“Carrier”), in each of which Watsco maintains a controlling interest. All significant intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain reclassifications of prior year amounts have been made to conform to the 2013 presentation. These reclassifications had no effect on net income or earnings per share as previously reported.

Foreign Currency Translation and Transactions

Our operations in Mexico consider their functional currency to be the U.S. dollar because the majority of their transactions are denominated in U.S. dollars. Gains or losses resulting from transactions denominated in Mexican pesos are recognized in earnings within selling, general and administrative expenses in our consolidated statements of income.

The functional currency of our operations in Canada is the Canadian dollar. Foreign currency denominated assets and liabilities are translated into U.S. dollars at the exchange rates in effect at the balance sheet date, and income and expense items are translated at the average exchange rates in effect during the applicable period. The aggregate effect of foreign currency translation is recorded in accumulated other comprehensive loss in our consolidated balance sheets. Our net investment in our Canadian operations is recorded at the historical rate and the resulting foreign currency translation adjustments are included in accumulated other comprehensive loss in our consolidated balance sheets. Gains or losses resulting from transactions denominated in U.S. dollars are recognized in earnings within selling, general and administrative expenses in our consolidated statements of income.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Significant estimates include valuation reserves for accounts receivable, inventories and income taxes, reserves related to self-insurance programs and the valuation of goodwill and indefinite lived intangible assets. While we believe that these estimates are reasonable, actual results could differ from such estimates.

Cash Equivalents

All highly liquid instruments purchased with original maturities of three months or less are considered to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consist of trade receivables due from customers and are stated at the invoiced amount less an allowance for doubtful accounts. An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of customers to make required payments. When preparing these estimates, we consider a number of factors, including the aging of a customer’s account, past transactions with customers, creditworthiness of specific customers, historical trends and other information. Upon determination that an account is uncollectible, the receivable balance is written off. At December 31, 2013 and 2012, the allowance for doubtful accounts totaled $5,737 and $10,473, respectively.

Inventories

Inventories consist of air conditioning, heating and refrigeration equipment and related parts and supplies and are valued at the lower of cost or market using a weighted-average cost basis and the first-in, first-out methods. As part of the valuation process, inventories are adjusted to reflect excess, slow-moving and damaged inventories at their estimated net realizable value. Inventory policies are reviewed periodically, reflecting current risks, trends and changes in industry conditions. A reserve for estimated inventory shrinkage is also maintained to consider inventory shortages determined from cycle counts and physical inventories.

Vendor Rebates

We have arrangements with several vendors that provide rebates payable to us when we achieve any of a number of measures, generally related to the volume level of purchases. We account for such rebates as a reduction of inventory until we sell the product, at which time such rebates are reflected as a reduction of cost of sales in our consolidated statements of income. Throughout the year, we estimate the amount of the rebate based on our estimate of purchases to date relative to the purchase levels that mark our progress toward earning the rebates. We continually revise our estimates of earned vendor rebates based on actual purchase levels. At December 31, 2013 and 2012, we had $9,333 and $8,015, respectively, of rebates recorded as a reduction of inventory. Substantially all vendor rebate receivables are collected within three months immediately following the end of the year.

Marketable Securities

Investments in marketable equity securities are classified as available-for-sale and are included in other assets in our consolidated balance sheets. These equity securities are recorded at fair value using the specific identification method with unrealized holding losses, net of deferred taxes, included in accumulated other comprehensive loss within shareholders’ equity. Dividend and interest income are recognized in the statements of income when earned.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is computed using the straight-line method. Buildings and improvements are depreciated or amortized over estimated useful lives ranging from 3-40 years. Leasehold improvements are amortized over the shorter of the respective lease terms or estimated useful lives. Estimated useful lives for other depreciable assets range from 3-10 years.

Goodwill and Other Intangible Assets

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of the net identified tangible and intangible assets acquired. We evaluate goodwill for impairment annually or more frequently when an event occurs or circumstances change that indicate that the carrying value may not be recoverable. We test goodwill for impairment by first comparing the fair value of our reporting unit to its carrying value. If the fair value is determined to be less than the carrying value, a second step is performed to measure the amount of impairment loss.

Other intangible assets primarily consist of the value of trade names and trademarks, distributor agreements, customer relationships and non-compete agreements. Indefinite lived intangibles not subject to amortization are assessed for impairment at least annually, or more frequently if events or changes in circumstances indicate they may be impaired, by comparing the fair value of the intangible asset to its carrying amount to determine if a write-down to fair value is required. Finite lived intangible assets are amortized using the straight-line method over their respective estimated useful lives.

We perform our annual impairment tests each year and have determined there to be no impairment for any of the periods presented. There were no events or circumstances identified from the date of our assessment that would require an update to our annual impairment tests.

Long-Lived Assets

Long-lived assets, other than goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. Recoverability is evaluated by determining whether the amortization of the balance over its remaining life can be recovered through undiscounted future operating cash flows. We measure the impairment loss based on projected discounted cash flows using a discount rate reflecting the average cost of funds and compared to the asset’s carrying value. As of December 31, 2013, there were no such events or circumstances.

Fair Value Measurements

We carry various assets and liabilities at fair value in the consolidated balance sheets. Fair value is defined as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. Fair value measurements are classified based on the following fair value hierarchy:

Level 1	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active; or model-driven valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs for the asset or liability. These inputs reflect our own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Revenue Recognition

Revenue primarily consists of sales of air conditioning, heating and refrigeration equipment and related parts and supplies and is recorded when shipment of products or delivery of services has occurred. Substantially all customer returns relate to products that are returned under warranty obligations underwritten by manufacturers, effectively mitigating our risk of loss for customer returns. Taxes collected from our customers and remitted to governmental authorities are presented in our consolidated statements of income on a net basis.

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense for the years ended December 31, 2013, 2012 and 2011, was $22,418, $23,730 and $25,052, respectively.

Shipping and Handling

Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through cost of sales as inventories are sold. Shipping and handling costs associated with the delivery of products is included in selling, general and administrative expenses. Shipping and handling costs for the years ended December 31, 2013, 2012 and 2011, was $39,395, $37,676 and $30,234, respectively.

Share-Based Compensation

The fair value of stock option and non-vested (restricted) stock awards are expensed on a straight-line basis over the vesting period of the awards. Share-based compensation expense is included in selling, general and administrative expenses in our consolidated statements of income. Cash flows from the tax benefits resulting from tax deductions in excess of the compensation expense recognized for those options (windfall tax benefits) are classified as financing cash flows. Tax benefits resulting from tax deductions in excess of share-based compensation expense recognized are credited to paid-in capital in the consolidated balance sheets.

Income Taxes

We record United States federal, state and foreign income taxes currently payable, as well as deferred taxes due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities reflect the temporary differences between the financial statement and income tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. We and our eligible subsidiaries file a consolidated United States federal income tax return. As income tax returns are generally not filed until well after the closing process for the December 31 financial statements is complete, the amounts recorded at December 31 reflect estimates of what the final amounts will be when the actual income tax returns are filed for that calendar year. In addition, estimates are often required with respect to, among other things, the appropriate state income tax rates to use in the various states that we and our subsidiaries are required to file, the potential utilization of operating loss carryforwards and valuation allowances required, if any, for tax assets that may not be realizable in the future.

We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings per Share

We compute earnings per share using the two-class method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Shares of our non-vested (restricted) stock are considered participating securities because these awards contain a non-forfeitable right to dividends irrespective of whether the awards ultimately vest. Under the two-class method, earnings per common share for our Common and Class B common stock is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of shares of Common and Class B common stock outstanding for the period. In applying the two-class method, undistributed earnings are allocated to Common stock, Class B common stock and participating securities based on the weighted-average shares outstanding during the period.

Diluted earnings per share reflects the dilutive effect of potential common shares from stock options. The dilutive effect of outstanding stock options is computed using the treasury stock method, which assumes any proceeds that could be obtained upon the exercise of stock options, would be used to purchase common stock at the average market price for the period. The assumed proceeds include the purchase price the optionee pays, the windfall tax benefit that we receive upon assumed exercise and the unrecognized compensation expense at the end of each period.

Derivative Instruments

All derivatives, whether designated in hedging relationships or not, are required to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. See Note 12, under the caption “Derivative Financial Instruments.”

New Accounting Pronouncements

Reporting Amounts Reclassified Out of Accumulated Other Comprehensive Income

On January 1, 2013 we adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that requires disclosure for amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount reclassified is required to be reclassified to net income in its entirety in the reporting period. For amounts that are not required to be reclassified in their entirety to net income, a cross-reference to other disclosures that provide additional detail about those amounts is required. The adoption of this guidance did not have an impact on our consolidated financial statements.

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued guidance that requires the presentation of an unrecognized tax benefit as a reduction to a deferred tax asset for a net operating loss carryforward rather than as a liability when the uncertain tax position would reduce the net operating loss under the tax law of the applicable jurisdiction and the entity intends to use the deferred tax asset for that purpose. This guidance is effective prospectively for interim and annual reporting periods beginning after December 15, 2013. We do not expect the adoption of this guidance to have a material impact on our consolidated financial statements.